Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	91 Months Ended	92 Months Ended	97 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000019975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	20.94%	10.02%							8.46%
C000019977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	21.90%	9.82%							8.00%
C000054882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	4.82%	(0.31%)							1.13%
C000019982
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	5.48%	(0.48%)							0.73%
C000054885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000054886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000162898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	6.32%	0.39%					2.21%
C000162899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	7.17%	0.20%					1.79%
C000162900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000162901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000162903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000162904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000162905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000162906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000055470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	7.57%	4.24%							3.92%
C000055472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	8.30%	4.04%							3.49%
C000055473
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000055474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000055475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000055476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	10.44%	2.83%							4.03%
C000019987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	11.30%	2.68%							3.62%
C000054888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188236
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019989
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000054889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	7.73%	0.81%							2.42%
C000020004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	8.31%	0.61%							2.04%
C000054897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000020001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000054898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156632
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	4.22%	3.88%							2.21%
C000099494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	4.86%	3.66%							1.78%
C000099495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000099496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000099497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000099498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	20.83%	8.01%							6.19%
C000020008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	21.66%	7.69%							5.64%
C000054900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000020005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000020009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	14.33%	5.16%							4.52%
C000020012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	15.10%	4.86%							3.97%
C000054903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000020014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000054904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156640
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000180461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	3.86%	1.39%		1.77%
C000180462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	4.46%	1.16%		1.37%
C000180463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000180464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000180465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000180467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000180468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000180469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000180470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	3.98%	1.40%							1.96%
C000019994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	5.05%	1.29%							1.55%
C000054891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188238
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000054892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000173880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	6.32%	2.45%				2.27%
C000213736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1
C000173881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188258
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000173882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000173883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000173884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.66%	(0.05%)							1.37%
C000019997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	6.48%	(0.21%)							0.97%
C000054894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000019975
Average Annual Return [Line Items]
Average Annual Return, Percent	23.72%	10.53%							8.70%
Without Sales Load [Member] | C000019977
Average Annual Return [Line Items]
Average Annual Return, Percent	22.90%	9.82%							8.00%
Without Sales Load [Member] | C000054882
Average Annual Return [Line Items]
Average Annual Return, Percent	23.89%	10.65%							8.81%
Without Sales Load [Member] | C000188232
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%	10.84%			10.58%
Without Sales Load [Member] | C000019979
Average Annual Return [Line Items]
Average Annual Return, Percent	23.89%	10.76%							8.92%
Without Sales Load [Member] | C000019978
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%	10.27%							8.46%
Without Sales Load [Member] | C000054883
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%	10.10%							8.26%
Without Sales Load [Member] | C000054884
Average Annual Return [Line Items]
Average Annual Return, Percent	23.29%	10.20%							8.38%
Without Sales Load [Member] | C000156617
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%	10.49%						9.11%
Without Sales Load [Member] | C000156618
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	10.76%						9.38%
Without Sales Load [Member] | C000156619
Average Annual Return [Line Items]
Average Annual Return, Percent	24.02%	10.84%						9.44%
Without Sales Load [Member] | C000019980
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%	0.16%							1.36%
Without Sales Load [Member] | C000019982
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%	(0.48%)							0.73%
Without Sales Load [Member] | C000054885
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	0.26%							1.46%
Without Sales Load [Member] | C000188234
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	0.42%			1.62%
Without Sales Load [Member] | C000019984
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%	0.38%							1.58%
Without Sales Load [Member] | C000054886
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	(0.24%)							0.95%
Without Sales Load [Member] | C000054887
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	(0.14%)							1.06%
Without Sales Load [Member] | C000156620
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%	0.09%						1.41%
Without Sales Load [Member] | C000156621
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	0.36%						1.68%
Without Sales Load [Member] | C000156622
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	0.40%						1.75%
Without Sales Load [Member] | C000162898
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%	0.84%					2.47%
Without Sales Load [Member] | C000162899
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	0.20%					1.79%
Without Sales Load [Member] | C000162900
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%	0.94%					2.56%
Without Sales Load [Member] | C000188256
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	1.11%			2.30%
Without Sales Load [Member] | C000162901
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	1.03%					2.67%
Without Sales Load [Member] | C000162903
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%	0.55%					2.17%
Without Sales Load [Member] | C000162904
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%	0.79%					2.42%
Without Sales Load [Member] | C000162905
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%	1.05%					2.68%
Without Sales Load [Member] | C000162906
Average Annual Return [Line Items]
Average Annual Return, Percent	9.07%	1.13%					2.76%
Without Sales Load [Member] | C000055470
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	4.71%							4.15%
Without Sales Load [Member] | C000055472
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	4.04%							3.49%
Without Sales Load [Member] | C000055473
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%	4.82%							4.25%
Without Sales Load [Member] | C000188252
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%	4.99%			4.41%
Without Sales Load [Member] | C000055474
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%	4.90%							4.34%
Without Sales Load [Member] | C000055475
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%	4.30%							3.74%
Without Sales Load [Member] | C000055476
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%	4.38%							3.83%
Without Sales Load [Member] | C000156647
Average Annual Return [Line Items]
Average Annual Return, Percent	10.05%	4.66%						4.19%
Without Sales Load [Member] | C000156648
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%	4.90%						4.46%
Without Sales Load [Member] | C000156649
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%	4.99%						4.51%
Without Sales Load [Member] | C000019985
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%	3.30%							4.27%
Without Sales Load [Member] | C000019987
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%	2.68%							3.62%
Without Sales Load [Member] | C000054888
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%	3.40%							4.37%
Without Sales Load [Member] | C000188236
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%	3.60%			4.04%
Without Sales Load [Member] | C000019989
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%	3.52%							4.48%
Without Sales Load [Member] | C000054889
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%	2.91%							3.87%
Without Sales Load [Member] | C000054890
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	3.01%							3.97%
Without Sales Load [Member] | C000156623
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%	3.26%						4.24%
Without Sales Load [Member] | C000156624
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%	3.52%						4.51%
Without Sales Load [Member] | C000156625
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	3.63%						4.62%
Without Sales Load [Member] | C000020002
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	1.29%							2.67%
Without Sales Load [Member] | C000020004
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%	0.61%							2.04%
Without Sales Load [Member] | C000054897
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	1.24%							2.72%
Without Sales Load [Member] | C000188242
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%	1.57%			2.87%
Without Sales Load [Member] | C000020001
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%	1.43%							2.87%
Without Sales Load [Member] | C000054898
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%	0.85%							2.23%
Without Sales Load [Member] | C000054899
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%	1.01%							2.37%
Without Sales Load [Member] | C000156632
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%	1.25%						2.87%
Without Sales Load [Member] | C000156633
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%	1.43%						3.12%
Without Sales Load [Member] | C000156634
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%	1.58%						3.21%
Without Sales Load [Member] | C000099493
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%	4.36%							2.44%
Without Sales Load [Member] | C000099494
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%	3.66%							1.78%
Without Sales Load [Member] | C000099495
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%	4.46%							2.54%
Without Sales Load [Member] | C000188254
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%	4.65%			3.42%
Without Sales Load [Member] | C000099496
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	4.53%							2.64%
Without Sales Load [Member] | C000099497
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	3.87%							2.00%
Without Sales Load [Member] | C000099498
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	4.03%							2.13%
Without Sales Load [Member] | C000156650
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	4.29%						2.66%
Without Sales Load [Member] | C000156651
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	4.54%						2.91%
Without Sales Load [Member] | C000156652
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%	4.63%						3.02%
Without Sales Load [Member] | C000020006
Average Annual Return [Line Items]
Average Annual Return, Percent	23.58%	8.51%							6.43%
Without Sales Load [Member] | C000020008
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%	7.69%							5.64%
Without Sales Load [Member] | C000054900
Average Annual Return [Line Items]
Average Annual Return, Percent	23.76%	8.67%							6.60%
Without Sales Load [Member] | C000188244
Average Annual Return [Line Items]
Average Annual Return, Percent	23.94%	8.88%			7.76%
Without Sales Load [Member] | C000020005
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%	8.78%							6.70%
Without Sales Load [Member] | C000020009
Average Annual Return [Line Items]
Average Annual Return, Percent	23.24%	8.30%							6.22%
Without Sales Load [Member] | C000054901
Average Annual Return [Line Items]
Average Annual Return, Percent	23.16%	8.12%							6.06%
Without Sales Load [Member] | C000054902
Average Annual Return [Line Items]
Average Annual Return, Percent	23.22%	8.24%							6.18%
Without Sales Load [Member] | C000156635
Average Annual Return [Line Items]
Average Annual Return, Percent	23.58%	8.51%						6.79%
Without Sales Load [Member] | C000156636
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	8.78%						7.06%
Without Sales Load [Member] | C000156637
Average Annual Return [Line Items]
Average Annual Return, Percent	23.98%	8.87%						7.12%
Without Sales Load [Member] | C000020010
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%	5.65%							4.76%
Without Sales Load [Member] | C000020012
Average Annual Return [Line Items]
Average Annual Return, Percent	16.10%	4.86%							3.97%
Without Sales Load [Member] | C000054903
Average Annual Return [Line Items]
Average Annual Return, Percent	17.17%	5.80%							4.91%
Without Sales Load [Member] | C000188246
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%	5.97%			5.61%
Without Sales Load [Member] | C000020014
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	5.91%							5.02%
Without Sales Load [Member] | C000054904
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%	5.28%							4.39%
Without Sales Load [Member] | C000054905
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%	5.38%							4.49%
Without Sales Load [Member] | C000156638
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	5.65%						4.98%
Without Sales Load [Member] | C000156639
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	5.92%						5.25%
Without Sales Load [Member] | C000156640
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	5.97%						5.30%
Without Sales Load [Member] | C000180461
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%	1.85%		2.08%
Without Sales Load [Member] | C000180462
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	1.16%		1.37%
Without Sales Load [Member] | C000180463
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	1.92%		2.16%
Without Sales Load [Member] | C000180464
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%	2.13%		2.36%
Without Sales Load [Member] | C000180465
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%	2.03%		2.26%
Without Sales Load [Member] | C000180467
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	1.53%		1.76%
Without Sales Load [Member] | C000180468
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	1.78%		2.02%
Without Sales Load [Member] | C000180469
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%	2.03%		2.27%
Without Sales Load [Member] | C000180470
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%	2.11%		2.35%
Without Sales Load [Member] | C000019992
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%	1.87%							2.18%
Without Sales Load [Member] | C000019994
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%	1.29%							1.55%
Without Sales Load [Member] | C000054891
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	1.97%							2.28%
Without Sales Load [Member] | C000188238
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	2.20%			2.55%
Without Sales Load [Member] | C000019991
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%	2.12%							2.38%
Without Sales Load [Member] | C000054892
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%	1.52%							1.80%
Without Sales Load [Member] | C000054893
Average Annual Return [Line Items]
Average Annual Return, Percent	6.39%	1.62%							1.91%
Without Sales Load [Member] | C000156626
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%	1.83%						2.20%
Without Sales Load [Member] | C000156627
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	2.12%						2.45%
Without Sales Load [Member] | C000156628
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	2.15%						2.52%
Without Sales Load [Member] | C000173880
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%	2.45%				2.27%
Without Sales Load [Member] | C000213736
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	2.35%	2.35%
Without Sales Load [Member] | C000173881
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%	2.50%				2.32%
Without Sales Load [Member] | C000188258
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	2.65%			2.52%
Without Sales Load [Member] | C000173882
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%	2.59%				2.41%
Without Sales Load [Member] | C000173883
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%	2.61%				2.43%
Without Sales Load [Member] | C000173884
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%	2.66%				2.47%
Without Sales Load [Member] | C000019995
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%	0.41%							1.61%
Without Sales Load [Member] | C000019997
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	(0.21%)							0.97%
Without Sales Load [Member] | C000054894
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%	0.53%							1.70%
Without Sales Load [Member] | C000188241
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%	0.70%			1.81%
Without Sales Load [Member] | C000019999
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%	0.67%							1.84%
Without Sales Load [Member] | C000019998
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%	0.17%							1.35%
Without Sales Load [Member] | C000054895
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.00%							1.19%
Without Sales Load [Member] | C000054896
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%	0.13%							1.30%
Without Sales Load [Member] | C000156629
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%	0.36%						1.67%
Without Sales Load [Member] | C000156630
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%	0.61%						1.91%
Without Sales Load [Member] | C000156631
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%	0.73%						2.02%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%							9.47%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%							9.47%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%							9.47%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%			10.92%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%							9.47%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%							9.47%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%							9.47%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%							9.47%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%						9.76%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%						9.76%
Lord Abbett Index: ICE BofA All US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All US Convertibles Index
Average Annual Return, Percent	22.92%	11.18%						9.76%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)					1.60%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%							4.95%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%							4.95%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%							4.95%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%			5.25%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%							4.95%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%							4.95%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%							4.95%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%						5.08%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%						5.08%
Lord Abbett Index: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.16%	5.95%						5.08%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%							4.99%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%							4.99%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%							4.99%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%			4.82%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%							4.99%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%							4.99%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%							4.99%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%						5.19%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%						5.19%
Lord Abbett Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.76%	4.59%						5.19%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%							2.49%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%							2.49%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%							2.49%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%			2.42%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%							2.49%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%							2.49%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%							2.49%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%						2.73%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%						2.73%
Lord Abbett Index: Bloomberg US Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Bond Index
Average Annual Return, Percent	8.36%	0.68%						2.73%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%							2.37%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%							2.37%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%							2.37%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%			2.79%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%							2.37%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%							2.37%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%							2.37%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%						2.56%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%						2.56%
Lord Abbett Index: Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury TIPS 1-5 Year Index
Average Annual Return, Percent	6.03%	3.37%						2.56%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%							13.16%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%							13.16%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%							13.16%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%			14.83%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%							13.16%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%							13.16%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%							13.16%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%							13.16%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%						13.85%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%						13.85%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Govt/Credit 1-3 Year Index
Average Annual Return, Percent	5.38%	1.58%		1.76%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%			2.46%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%						2.34%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%						2.34%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%						2.34%
Lord Abbett Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	5.38%	2.43%				2.10%
Lord Abbett Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	5.38%	2.43%	2.41%
Lord Abbett Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	5.38%	2.43%				2.10%
Lord Abbett Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	5.38%	2.43%			2.21%
Lord Abbett Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	5.38%	2.43%				2.10%
Lord Abbett Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	5.38%	2.43%				2.10%
Lord Abbett Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	5.38%	2.43%				2.10%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%			1.73%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%					2.02%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%							3.04%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%							3.04%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%							3.04%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%			3.05%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%							3.04%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%							3.04%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%							3.04%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%						3.38%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%						3.38%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg Baa Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Baa Corporate Bond Index
Average Annual Return, Percent	9.53%	1.27%						3.38%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%							2.94%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%							2.94%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%							2.94%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%			2.46%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%			2.76%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%							2.94%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%							2.94%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%							2.26%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%							2.94%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%						2.34%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%						3.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%						2.34%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%						3.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	6.62%	2.21%						2.34%
Lord Abbett Index: Consumer Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.75%	4.17%						3.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%							6.71%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%							7.42%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%							13.35%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%							6.71%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%							7.42%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%							13.35%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%							6.71%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%							7.42%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%							13.35%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%			7.60%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%			8.12%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			15.01%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%							6.71%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%							7.42%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%							13.35%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%							6.71%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%							7.42%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%							13.35%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%							6.71%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%							7.42%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%							13.35%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%							6.71%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%							7.42%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%							13.35%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%						7.07%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%						7.77%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%						14.11%
Lord Abbett Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	34.40%	15.58%						13.85%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%						7.07%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%						7.77%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%						14.11%
Lord Abbett Index: Morningstar Moderate Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Average
Average Annual Return, Percent	19.35%	7.70%						7.07%
Lord Abbett Index: 40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index
Average Annual Return, Percent	19.16%	7.90%						7.77%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%						14.11%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%							4.68%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%							5.26%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%							4.68%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%							5.26%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%							4.68%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%							5.26%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%			5.17%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%			5.61%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%							4.68%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%							5.26%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%							4.68%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%							5.26%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%							4.68%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%							5.26%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%						4.99%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%						5.50%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%						4.99%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%						5.50%
Lord Abbett Index: Morningstar Moderately Conservative Allocation Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Average
Average Annual Return, Percent	14.85%	4.90%						4.99%
Lord Abbett Index: 45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
Average Annual Return, Percent	14.09%	5.02%						5.50%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.32%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)							1.52%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)						1.62%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)				1.16%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	0.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)				1.16%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.42%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)				1.16%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)				1.16%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)				1.16%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%							1.87%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%							1.87%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%							1.87%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%			1.73%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%							1.87%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%							1.87%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%							1.87%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%							1.87%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%						1.97%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%						1.97%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.53%	0.39%						1.97%